Fair Value Measurements (Details) - Schedule of Company's Financial Assets and Liabilities that are Measured at Fair Value - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Working capital loan – related party
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – U.S. Treasury securities	291,525,100	$ 287,520,384
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants		5,750,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants
Quoted Prices in Active Markets (Level 2) [Member]
Liabilities:
Working capital loan – related party	100,800
Quoted Prices in Active Markets (Level 2) [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – U.S. Treasury securities
Quoted Prices in Active Markets (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants	191,667
Quoted Prices in Active Markets (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants	5,333	160,000
Quoted Prices in Active Markets (Level 3) [Member]
Liabilities:
Working capital loan – related party
Quoted Prices in Active Markets (Level 3) [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – U.S. Treasury securities
Quoted Prices in Active Markets (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants
Quoted Prices in Active Markets (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants